N-4	Jun. 18, 2026
Prospectus:
Document Type	N-4
Entity Registrant Name	Symetra Life Insurance Company
Entity Central Index Key	0001559495
Entity Investment Company Type	N-4
Document Period End Date	Sep. 23, 2026
Amendment Flag	false
Index-Linked Option [Line Items]
Index-Linked Options Available, Legend [Text Block]	The 6-Year Indexed Account listing under Appendix A: Investment Options Available Under the Contract is deleted and replaced with the following:
Index-Linked Options Available [Table Text Block]	6-YEAR INDEXED ACCOUNTS - ONLY AVAILABLE AT PURCHASE
Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Nasdaq 100
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-Year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer with Charge, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-Year, Point to Point w Buffer with charge, Cap and Par Rate, 20% Buffer with Charge, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Russell 2000, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	Russell 2000
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 1% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	1% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer with Charge, Cap and Participation Rate, 1% Buffer with Charge, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	1.00%
Index-Linked Option Available, Index Loss Limit Type	1% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer with Charge, Cap and Participation Rate, 10% Buffer with Charge, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 30% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer with Charge, Cap and Participation Rate, 20% Buffer with Charge, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer with Charge, Cap and Participation Rate, 30% Buffer with Charge, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer with Charge
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	100.00%
Index-Linked Option Available, Index Loss Limit Type	100% Buffer
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer Plus, Cap and Participation Rate, 10% Buffer Plus, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	10.00%
Index-Linked Option Available, Index Loss Limit Type	10% Buffer Plus
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer Plus, Cap and Participation Rate, 20% Buffer Plus, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	20.00%
Index-Linked Option Available, Index Loss Limit Type	20% Buffer Plus
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
S&P 500, Market Index, 6-Year, Point to Point with Buffer Plus, Cap and Participation Rate, 30% Buffer Plus, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Name	S&P 500
Index-Linked Option Available, Type of Index	Market Index
Index-Linked Option Available, Crediting Period	6 years
Index-Linked Option Available, Crediting Methodology	Point to Point with Buffer, Cap and Participation Rate
Index-Linked Option Available, Current Limit on Index Losses [Percent]	30.00%
Index-Linked Option Available, Index Loss Limit Type	30% Buffer Plus
Index-Linked Option Available, Index Gain Limit Type	•2% Cap during Surrender Charge Period and 1% thereafter •100% Participation Rate
Participation Rate Return Limit [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Participation Rate Return Limit [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	100.00%
Cap Rate Return Limit During Surrender Charge Period [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit During Surrender Charge Period [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit During Surrender Charge Period [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit During Surrender Charge Period [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	2.00%
Cap Rate Return Limit After Surrender Charge Period [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit After Surrender Charge Period [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 10% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit After Surrender Charge Period [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 20% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%
Cap Rate Return Limit After Surrender Charge Period [Member] | Nasdaq 100, Market Index, 6-Year, Point to Point with Buffer, Cap and Participation Rate, 100% Buffer, 2% Cap during Surrender Charge Period and 1% thereafter 100% Participation Rate [Member]
Index-Linked Option [Line Items]
Index-Linked Option Available, Minimum Limit on Index Gain [Percent]	1.00%